Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GFS Advisors, LLC

Address: 1330 Post Oak Blvd., Suite 2100
	 Houston, TX  77056


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jane Bates
Title:     Chief Compliance Officer
Phone:     713-968-0449


Signature, Place, and Date of Signing:

     /s/ Jane Bates, Houston, TX,     July 30, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:   69

Form13F Information Table Value Total:     $   131,278(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional managers with respect to which this report is filed, other than the manager filing this report.
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES MSCI INDEX             COM              464287465      408     8900 SH       Sole                                       8900
VANGUARD ALL WORLD INDX        COM              922042775      815    22700 SH       Sole                                      22700
ALCOA INC.                     COM              013817101      460    44500 SH       Sole                                      44500
AMER EXPRESS                   COM              025816109     4251   182900 SH       Sole                                     182900
AT & T CORP                    COM              00206R102     1287    51800 SH       Sole                                      51800
BANKAMERICA                    COM              060505104     1658   125600 SH       Sole                                     125600
CISCO SYSTEMS                  COM              17275R102      466    25000 SH       Sole                                      25000
COCA COLA                      COM              191216100     3127    65150 SH       Sole                                      65150
CONOCO PHILLIPS                COM              20825C104     1876    44600 SH       Sole                                      44600
CRANE CO                       COM              224399105      770    34500 SH       Sole                                      34500
EXXON MOBIL CORP               COM              30231G102     3495    50000 SH       Sole                                      50000
FEDERAL EXPRESS                COM              31428X106     3326    59800 SH       Sole                                      59800
GENERAL ELECTRIC               COM              369604103     3163   269850 SH       Sole                                     269850
GERDAU SA  ADR                 COM              373737105      356    34000 SH       Sole                                      34000
HEWLETT PACKARD                COM              428236103      456    11800 SH       Sole                                      11800
HOME DEPOT                     COM              437076102     5614   237600 SH       Sole                                     237600
ILLINOIS TOOLS WORKS           COM              452308109      933    25000 SH       Sole                                      25000
INTEL                          COM              458140100      581    35100 SH       Sole                                      35100
JOHNSON & JOHNSON              COM              478160104     3522    62000 SH       Sole                                      62000
JOHNSON CONTROLS INC           COM              478366107     3216   148050 SH       Sole                                     148050
KELLOGG                        COM              487836108     2166    46500 SH       Sole                                      46500
LOWE'S                         COM              548661107     1294    66650 SH       Sole                                      66650
MERCK                          COM              589331107     3369   120500 SH       Sole                                     120500
MICROSOFT                      COM              594918104     4523   190300 SH       Sole                                     190300
MONSANTO CO                    COM              61166W101     1517    20400 SH       Sole                                      20400
NEW YORK TIMES                 COM              650111107       55    10000 SH       Sole                                      10000
OFFICE DEPOT                   COM              676220106      155    34000 SH       Sole                                      34000
PEPSICO                        COM              713448108     3539    64400 SH       Sole                                      64400
PFIZER                         COM              717081103      288    19200 SH       Sole                                      19200
PROCTER & GAMBLE               COM              742718109     3595    70350 SH       Sole                                      70350
SAKS                           COM              79377W108       67    15200 SH       Sole                                      15200
UNITED STATES OIL FUND LP      COM              91232N108     2465    65000 SH       Sole                                      65000
US STEEL                       COM              912909108      840    23500 SH       Sole                                      23500
WAL MART STORES                COM              931142103     2432    50200 SH       Sole                                      50200
WASTE MGT                      COM              94106L109     1422    50500 SH       Sole                                      50500
BARCLAYS BK IPATH DOW JONES    COM              06739H321      216     9100 SH       Sole                                       9100
DOW JONES INDEX                COM              252787106     4847    57250 SH       Sole                                      57250
ENERGY INDEX                   COM              81369Y506     1898    39500 SH       Sole                                      39500
ISHARES S&P 100 INDEX          COM              464287101     3025    70300 SH       Sole                                      70300
PROSHARES ULTRA FINANCIALS     COM              74347R743       54    14000 SH       Sole                                      14000
QQQQ INDEX                     COM              73935A104      637    17500 SH       Sole                                      17500
S&P 500 INDEX                  COM              78462F103    12119   131800 SH       Sole                                     131800
S&P MIDCAP 400 INDEX           COM              595635103      379     3600 SH       Sole                                       3600
TECHNOLOGY SECTOR INDEX        COM              81369Y803     2478   136100 SH       Sole                                     136100
VANGUARD LARGE CAP             COM              922908637     1297    31100 SH       Sole                                      31100
VANGUARD MCSI GROWTH           COM              922908736     2415    55700 SH       Sole                                      55700
STREETTRACKS GOLD              COM              78463V107      556     6100 SH       Sole                                       6100
US NATURAL GAS FD              COM              912318102      393    28300 SH       Sole                                      28300
GERDAU AMERISTEEL ADR          ADR              37373P105     1076   157800 SH       Sole                                     157800
BP AMOCO                       ADR              055622104      453     9500 SH       Sole                                       9500
NOKIA ADR                      ADR              654902204     2764   189600 SH       Sole                                     189600
UNILEVER NV                    ADR              904784709     1083    44800 SH       Sole                                      44800
VODAFONE GROUP PLC ADR         ADR              92857W209      585    30000 SH       Sole                                      30000
DJ STOXX 50 FUND               COM              78463X103     1788    61450 SH       Sole                                      61450
ISHARES MSCI AUSTRIA INDEX     COM              464286202      536    33200 SH       Sole                                      33200
ISHARES S&P 350 EUROPE         COM              464287861      772    24600 SH       Sole                                      24600
AMERICA MOVIL ADR              ADR              02364W105      213     5500 SH       Sole                                       5500
CEMEX ADR                      ADR              151290889     3029   324268 SH       Sole                                     324268
EMPRESAS ICA ADR               ADR              292448206       68    10000 SH       Sole                                      10000
FEMSA ADR                      ADR              344419106      835    25900 SH       Sole                                      25900
GRUMA ADR                      ADR              400131306       57    14600 SH       Sole                                      14600
TELMEX INTERNACIONAL ADR       ADR              879690105      148    11700 SH       Sole                                      11700
BANCOLOMBIA SA                 ADR              05968L102      881    28900 SH       Sole                                      28900
CHINA MOBILE ADR               ADR              16941M109     3423    68350 SH       Sole                                      68350
HONDA MOTOR ADR                ADR              438128308     2214    80900 SH       Sole                                      80900
TOYOTA ADR                     ADR              892331307     1850    24500 SH       Sole                                      24500
ISHARES HK CHINA 25 INDEX      COM              464287184     9097   237075 SH       Sole                                     237075
ISHARES JAPAN INDEX            COM              464286848      670    71000 SH       Sole                                      71000
ISHARES SINGAPORE INDEX        COM              464286673     1916   212425 SH       Sole                                     212425